Short-Term Bank Borrowings (Details) ¥ in Millions				1 Months Ended	6 Months Ended
	Apr. 08, 2021 CNY (¥)	Apr. 06, 2021 CNY (¥)	May 04, 2018 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 CNY (¥)	May 16, 2022 USD ($)	May 16, 2022 CNY (¥)	Jan. 13, 2022 USD ($)	Jan. 13, 2022 CNY (¥)	Jan. 12, 2022 USD ($)	Jan. 12, 2022 CNY (¥)	Jan. 15, 2021 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 07, 2020 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	May 04, 2018 CNY (¥)
Short-Term Bank Borrowings (Details) [Line Items]
Loan agreement, description					In addition, the Company entered into a loan agreement of $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 0.75% on June 9, 2021 and repaid it on June 5, 2022.
Loan agreement amount								$ 985,943	¥ 7.0
Bearing interest rate								0.90%	0.90%
Borrowing amount										$ 119,722	¥ 85.0
Interest expense on short-term bank loans (in Dollars) | $					$ 35,054	$ 38,511
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term loans bank borrowings			$ 1,039,578	$ 1,065,238													¥ 7.0				¥ 7.0
Interest rate, description			The loan bears a fixed interest rate of 1-year Loan Prime Rate (“LPR”) +2.19% on the date of drawing per annum.	In April 2020, Fujian Happiness renewed the loan agreement with Industrial Bank Co. Ltd for $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 1.45% per annum, payable monthly.
Maximum guaranteed amount							¥ 7.0
Maximum pledged amount for building and land use rights							¥ 17.4
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term loans bank borrowings												$ 197,189	¥ 1.4	$ 845,094	¥ 6.0	¥ 6.0		¥ 1.7	$ 3,400,000	¥ 24.4
Short-term loans bearing fixed interest rate												4.25%	4.25%	4.25%	4.25%
Debt repaid	¥ 6.0	¥ 1.7